Other Income - Summary of Other Income (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure Of Other Income [Abstract]
Government grant received									$ 525	$ 1,167
Gain on discontinuation of equity accounted investment on disposal (refer note 8 (b))									2,251
Gain on disposal of an equity-accounted investee (refer note 8 (a))											$ 700
Gain on lease modification									417	1,912
Excess provision written back									272	593	363
Net gain on de-recognition of property, plant and equipment									6	(406)	(19)
Others									19
Total	$ 208	$ 2,562	$ 383	$ 337	$ 1,417	$ 479	$ 416	$ 1,360	$ 3,490	$ 3,672	$ 1,063